Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Other Intangible Assets [Abstract]
Intangible Assets Disclosure
Other Intangible Assets, Net
Other intangible assets consisted of the following:

	June 30,			December 31,
	2014			2013
(in millions)	Gross cost	Accumulated amortization	Other intangible assets, net	Gross cost	Accumulated amortization	Other intangible assets, net
Purchased and internally developed software	$630	(423)	207	615	(393)	222
Affiliate and customer relationships	2,451	(1,890)	561	2,450	(1,802)	648
Debt origination fees	64	(17)	47	51	(13)	38
Trademarks (indefinite life)	2,428	—	2,428	2,428	—	2,428
	$5,573	(2,330)	3,243	5,544	(2,208)	3,336

The Company recorded amortization expense of $66 million and $63 million for the three months ended June 30, 2014 and 2013, respectively, related to other intangible assets. For the six months ended June 30, 2014 and 2013, amortization expense for other intangible assets was $130 million and $125 million, respectively, related to other intangible assets.
As of June 30, 2014, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2014	$146
2015	270
2016	235
2017	135
2018	9

Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$615	(393)	575	(352)	1.7
Affiliate and customer relationships	2,450	(1,802)	2,445	(1,624)	3.8
Debt origination fees	51	(13)	54	(18)	8.8
Trademarks (indefinite life)	2,428	—	2,429	—	—
	$5,544	(2,208)	5,503	(1,994)	3.5

Amortization expense for other intangible assets was $254 million, $237 million and $272 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The increase in software amortization in 2013 was primarily due to solutions to enhance customer service and productivity in the U.S and Germany.
During the fourth quarter of 2011, QVC determined that certain capitalized customer relationship management ("CRM") software did not meet service-level expectations and desired functionality. As a result, QVC recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the consolidated statement of operations within the QVC-U.S. operating segment.
As of December 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2014	$280
2015	259
2016	223
2017	122
2018	9
The decrease in future amortization expense in 2018 is primarily due to the end of the useful lives of the affiliate and customer relationships in place at the time of the Liberty acquisition of QVC in 2003.